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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [_]; Amendment Number:
                                              -----------------
    This Amendment (Check only one.): [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Bain Capital Investors, LLC*
Address:  111 Huntington Avenue
          Boston, Massachusetts 02199

Form 13F File Number: 28-11185

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael F. Goss
Title:    Managing Director and Chief Operating Officer
Phone:    (617) 516-2000

Signature, Place, and Date of Signing:

   /s/ Michael F. Goss               Boston, MA                   5/17/10
-------------------------     ------------------------     ---------------------
       [Signature]                 [City, State]                  [Date]

* Bain Capital Investors, LLC is the (i) general partner of Bain Capital Partners VI, L.P., which is the general partner of each of Bain Capital Fund VI, L.P. and Bain Capital VI Coinvestment Fund, L.P., (ii) general partner of Bain Capital Partners VII, L.P., which is the general partner of Bain Capital VII Coinvestment Fund, L.P., which is the manager of Bain Capital VII Coinvestment Fund, LLC, (iii) administrative member of Bain Capital Integral Investors, LLC, (vi) general partner of Bain Capital Integral Investors II, L.P., (vii) the general partner of Bain Capital Partners VIII, L.P., which is the general partner of Bain Capital Fund VIII, L.P., and Bain Capital VIII Coinvestment Fund, L.P., (viii) the general partner of Bain Capital Partners VIII-E, L.P., which is the general partner of Bain Capital Fund VIII-E, L.P.,
  (ix) the general partner of Bain Capital Partners IX, L.P., which is the general partner of Bain Capital Fund IX, L.P., and Bain Capital IX Coinvestment Fund, L.P. Bain Capital Fund VIII, L.P., and Bain Capital Fund VIII-E, L.P., own all outstanding stock capital of Sensata Management Company, S.A. Sensata Management Company S.A. is the manager of Sensata investment Company, S.C.A.

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number                 Name
     -------------------------------      ---------------------------------



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               18

Form 13F Information Table Entry Total:           7

Form 13F Information Table Value Total:   3,929,796
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number   Name
----   --------------------   ------------------------------------------
 1     28-11209               Bain Capital VI Coinvestment Fund, L.P.
 2     28-11662               Bain Capital VII Coinvestment Fund, LLC
 3     28-11661               Bain Capital VII Coinvestment Fund, L.P.
 4     28-11264               Bain Capital Fund VI, L.P.
 5     28-11659               Bain Capital Integral Investors, LLC
 6     28-11188               Bain Capital Partners VI, L.P.
 7     28-11660               Bain Capital Partners VII, L.P.
 8     28-12292               Bain Capital Integral Investors II, L.P.
 9                            Bain Capital Partners VIII, L.P.
 10                           Bain Capital Fund VIII, L.P.
 11                           Bain Capital VIII Coinvestment Fund, L.P.
 12                           Bain Capital Partners VIII-E, L.P.
 13                           Bain Capital Fund VIII-E, L.P.
 14                           Bain Capital Partners IX, L.P.
 15                           Bain Capital Fund IX, L.P.
 16                           Bain Capital IX Coinvestment Fund, L.P.
 17                           Sensata Investment Company, S.C.A.
 18                           Sensata Management Company, S.A.

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                          BAIN CAPITAL INVESTORS, LLC.
                    FORM 13F INFORMATION TABLE AS OF 03/31/10

COLUMN 1                          COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5    COLUMN 6   COLUMN 7       COLUMN 8
-----------------------------  --------------  ---------  -----------      ---------  ----------  --------  ------------------
                                                                                                             VOTING AUTHORITY
                                                          SHARES OR          VALUE    INVESTMENT   OTHER    ------------------
NAME OF ISSUER                 TITLE OF CLASS    CUSIP    PRN AMOUNT       (X$1000)   DISCRETION  MANAGERS  SOLE  SHARED  NONE
-----------------------------  --------------  ---------  -----------      ---------  ----------  --------  ----  ------  ----
BURGER KING HLDGS INC.              COM        121208201   13,581,276  SH    288,738     Sole                X
DOMINOS PIZZA INC.                  COM        25754A201    8,192,659  SH    111,748     Sole                X
NANOSPHERE, INC.                    COM        63009F105      254,815  SH      1,221     Sole                X
VONAGE HLDGS CORP                   COM        92886T201      247,371  SH        334     Sole                X
WARNER CHILCOTT PRIVATE
  LIMITED COMPANY                  SHS A       G94368100   33,819,265  SH    863,068     Sole                X
WARNER MUSIC GROUP CORP             COM        934550104   24,090,064  SH    166,462     Sole                X
SENSATA TECHNOLOGIES HLDG BV        SHS        N7902X106  139,099,427  SH  2,498,226     Sole                X